Investment Property - Summary of Income and Expenses from Investment Properties (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Rental Income From Investment Property Net Of Direct Operating Expense [Abstract]
Income derived from rental income from investment properties	$ 196,955	$ 202,896	$ 204,166
Income derived from rental income from investment properties	(36,761)	(44,136)	(56,327)
Total	$ 160,194	$ 158,760	$ 147,839